CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues: (include transactions with related parties of RMB23,790, RMB34,702 and RMB67,844 for the years ended December 31, 2021, 2022 and 2023, respectively)
Net revenues	¥ 5,389,208,000	$ 759,054	¥ 5,013,182,000	¥ 4,015,794,000
Cost of revenues: (include transactions with related parties of RMB83,901, RMB87,007 and RMB111,332 for the years ended December 31, 2021, 2022 and 2023, respectively)
Cost of revenues	(2,621,746,000)	(369,265)	(2,426,766,000)	(2,026,956,000)
Gross profit	2,767,462,000	389,789	2,586,416,000	1,988,838,000
Operating expenses:
Sales and marketing expenses (include transactions with related parties of RMB17,182, RMB15,037 and RMB15,060 for the years ended December 31, 2021, 2022 and 2023, respectively)	(2,268,428,000)	(319,501)	(2,328,095,000)	(2,077,638,000)
Research and development expenses (include transactions with related parties of RMB32,839, RMB49,550 and RMB44,906 for the years ended December 31, 2021, 2022 and 2023, respectively)	(743,364,000)	(104,702)	(803,791,000)	(607,373,000)
General and administrative expenses (include transactions with related parties of RMB9,264, RMB11,501 and RMB9,009 for the years ended December 31, 2021, 2022 and 2023, respectively)	(221,996,000)	(31,267)	(229,210,000)	(190,297,000)
Impairment of intangible assets from business combination (Note 5)	0		0	(56,778,000)
Total operating expenses	(3,233,788,000)	(455,470)	(3,361,096,000)	(2,932,086,000)
Loss from operations	(466,326,000)	(65,681)	(774,680,000)	(943,248,000)
Interest income	8,348,000	1,176	12,908,000	18,780,000
Interest expense (include interest expense charged by related parties of RMB31,644, RMB45,607 and RMB69,472 for the years ended December 31, 2021, 2022 and 2023, respectively)	(69,472,000)	(9,785)	(45,607,000)	(31,644,000)
Others, net (Note 15)	(11,578,000)	(1,631)	81,445,000	36,673,000
Loss before tax	(539,028,000)	(75,921)	(725,934,000)	(919,439,000)
Income tax expenses	(11,089,000)	(1,562)	(13,844,000)	(6,648,000)
Net loss from continuing operations	(550,117,000)	(77,483)	(739,778,000)	(926,087,000)
Net loss from discontinued operations			(6,105,000)	(100,267,000)
Net loss	(550,100,000)	(77,483)	(745,883,000)	(1,026,354,000)
Net loss attributable to noncontrolling interests	182,000	26	18,851,000	30,699,000
Net loss attributable to ordinary shareholders of the Company	(549,935,000)	(77,457)	(727,032,000)	(995,655,000)
Including:
Net loss from continuing operations attributable to ordinary shareholders of the Company	(549,935,000)	(77,457)	(720,927,000)	(895,388,000)
Net loss from discontinued operations attributable to ordinary shareholders of the Company			(6,105,000)	(100,267,000)
Net loss	(550,100,000)	(77,483)	(745,883,000)	(1,026,354,000)
Other comprehensive loss:
Foreign currency translation adjustment	(8,448,000)	(1,190)	(37,740,000)	(7,296,000)
Total other comprehensive loss	(8,448,000)	(1,190)	(37,740,000)	(7,296,000)
Total comprehensive loss	(558,565,000)	(78,673)	(783,623,000)	(1,033,650,000)
Comprehensive loss attributable to noncontrolling interests	182,000	26	18,851,000	30,699,000
Comprehensive loss attributable to ordinary shareholders of the Company	¥ (558,383,000)	$ (78,647)	¥ (764,772,000)	¥ (1,002,951,000)
Net loss per ordinary share/ADS
Basic | (per share)	¥ (4.53)	$ (0.64)	¥ (5.88)	¥ (8.18)
-Continuing operations | (per share)	(4.53)	(0.64)	(5.83)	(7.36)
-Discontinued operations | ¥ / shares			(0.05)	(0.82)
Diluted | (per share)	(4.53)	(0.64)	(5.88)	(8.18)
-Continuing operations | (per share)	¥ (4.53)	$ (0.64)	(5.83)	(7.36)
-Discontinued operations | ¥ / shares			¥ (0.05)	¥ (0.82)
Weighted average number of ordinary shares/ADSs
Basic | shares	121,381,857	121,381,857	123,597,604	121,650,907
Diluted | shares	121,381,857	121,381,857	123,597,604	121,650,907
Learning services [Member]
Net revenues: (include transactions with related parties of RMB23,790, RMB34,702 and RMB67,844 for the years ended December 31, 2021, 2022 and 2023, respectively)
Net revenues	¥ 3,148,114,000	$ 443,403	¥ 3,084,375,000	¥ 2,441,421,000
Cost of revenues: (include transactions with related parties of RMB83,901, RMB87,007 and RMB111,332 for the years ended December 31, 2021, 2022 and 2023, respectively)
Cost of revenues	(1,159,357,000)	(163,291)	(1,172,703,000)	(980,700,000)
Smart devices [Member]
Net revenues: (include transactions with related parties of RMB23,790, RMB34,702 and RMB67,844 for the years ended December 31, 2021, 2022 and 2023, respectively)
Net revenues	909,192,000	128,057	1,256,446,000	980,424,000
Cost of revenues: (include transactions with related parties of RMB83,901, RMB87,007 and RMB111,332 for the years ended December 31, 2021, 2022 and 2023, respectively)
Cost of revenues	(552,810,000)	(77,862)	(765,641,000)	(618,925,000)
Online marketing services [Member]
Net revenues: (include transactions with related parties of RMB23,790, RMB34,702 and RMB67,844 for the years ended December 31, 2021, 2022 and 2023, respectively)
Net revenues	1,331,902,000	187,594	672,361,000	593,949,000
Cost of revenues: (include transactions with related parties of RMB83,901, RMB87,007 and RMB111,332 for the years ended December 31, 2021, 2022 and 2023, respectively)
Cost of revenues	¥ (909,579,000)	$ (128,112)	¥ (488,422,000)	¥ (427,331,000)